UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON GLOBAL CURRENTS

VARIABLE INTERNATIONAL ALL CAP

OPPORTUNITY PORTFOLIO

FORM N-Q

MARCH 31, 2012

LEGG MASON GLOBAL CURRENTS VARIABLE INTERNATIONAL ALL CAP OPPORTUNITY PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 18.9%
Auto Components - 1.1%
Bridgestone Corp.	1,907	$46,218

Automobiles - 1.0%
DaimlerChrysler AG, Registered Shares	715	43,112

Hotels, Restaurants & Leisure - 3.4%
Carnival PLC	2,280	72,864
Greene King PLC	8,738	71,699

Total Hotels, Restaurants & Leisure		144,563

Household Durables - 2.9%
Electrolux AB	2,530	53,500
Techtronic Industries Co., Ltd.	49,920	67,498

Total Household Durables		120,998

Leisure Equipment & Products - 0.3%
Li Ning Co., Ltd.	10,200	10,850

Media - 5.7%
Grupo Televisa SA, ADR	3,153	66,465
Lagardere SCA	1,060	32,699
Publicis Groupe SA	1,521	83,851
WPP PLC	4,200	57,405

Total Media		240,420

Multiline Retail - 1.6%
Myer Holdings Ltd.	28,819	69,854

Specialty Retail - 2.6%
JUMBO SA	2,800	13,668	*
SHIMAMURA Co., Ltd.	632	70,706
Super Retail Group Ltd.	3,490	27,583

Total Specialty Retail		111,957

Textiles, Apparel & Luxury Goods - 0.3%
Anta Sports Products Ltd.	11,800	12,308

TOTAL CONSUMER DISCRETIONARY		800,280

CONSUMER STAPLES - 5.0%
Beverages - 2.2%
Anheuser-Busch InBev NV, Strip VVPR	1,997	8	*
C&C Group PLC	18,263	93,776

Total Beverages		93,784

Food Products - 2.8%
Aryzta AG	1,550	76,581	*
Marine Harvest ASA	80,300	41,456

Total Food Products		118,037

TOTAL CONSUMER STAPLES		211,821

ENERGY - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
Cairn Energy PLC	8,539	44,129	*
Canadian Natural Resources Ltd.	2,322	76,962
Royal Dutch Shell PLC, Class A Shares	1,245	43,587

TOTAL ENERGY		164,678

FINANCIALS - 19.7%
Capital Markets - 5.8%
F&C Asset Management PLC	59,458	63,624
Man Group PLC	47,190	101,748
UBS AG, Registered Shares	5,683	79,639	*

Total Capital Markets		245,011

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS VARIABLE INTERNATIONAL ALL CAP OPPORTUNITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	SHARES	VALUE
Commercial Banks - 7.6%
Banco Santander SA	14,252	$109,675
Barclays PLC	24,089	90,643
Sumitomo Mitsui Financial Group Inc.	3,700	121,724

Total Commercial Banks		322,042

Diversified Financial Services - 0.6%
Eurazeo	480	24,423

Insurance - 3.4%
AXA SA	5,531	91,692
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	350	52,771

Total Insurance		144,463

Real Estate Management & Development - 2.3%
Cheung Kong Holdings Ltd.	3,670	47,402
GAGFAH SA	6,241	52,846	*

Total Real Estate Management & Development		100,248

TOTAL FINANCIALS		836,187

HEALTH CARE - 8.3%
Health Care Equipment & Supplies - 1.1%
Nobel Biocare Holding AG, Registered Shares	3,620	45,275	*

Health Care Providers & Services - 3.1%
Primary Health Care Ltd.	12,860	38,098
Rhoen-Klinikum AG	4,613	92,624

Total Health Care Providers & Services		130,722

Pharmaceuticals - 4.1%
Bayer AG, Registered Shares	612	43,048
H. Lundbeck A/S	2,230	44,684
Teva Pharmaceutical Industries Ltd., ADR	1,923	86,650

Total Pharmaceuticals		174,382

TOTAL HEALTH CARE		350,379

INDUSTRIALS - 22.2%
Aerospace & Defense - 3.1%
Qinetiq Group PLC	13,860	35,315
Safran SA	1,290	47,408
Thales SA	1,323	49,511

Total Aerospace & Defense		132,234

Airlines - 1.7%
easyJet PLC	9,326	72,468

Commercial Services & Supplies - 7.9%
Loomis AB, Class B Shares	5,741	82,005
Mitie Group PLC	11,290	50,473
Newalta Corp.	5,222	78,478
Shanks Group PLC	40,479	63,937
Séché Environnement	1,449	61,918

Total Commercial Services & Supplies		336,811

Electrical Equipment - 0.4%
Bekaert NV	570	18,363

Industrial Conglomerates - 2.7%
Orkla ASA	5,480	43,361
Rheinmetall AG	420	24,868
Siemens AG, Registered Shares	445	44,862

Total Industrial Conglomerates		113,091

Machinery - 1.3%
Interpump Group SpA	6,250	53,306

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS VARIABLE INTERNATIONAL ALL CAP OPPORTUNITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	SHARES	VALUE
Marine - 0.6%
Irish Continental Group PLC	1,140	$24,023

Professional Services - 3.4%
Adecco SA	1,070	56,066	*
Teleperformance	3,121	89,181

Total Professional Services		145,247

Transportation Infrastructure - 1.1%
Yuexiu Transport Infrastructure Ltd.	48,240	24,040
Zhejiang Expressway Co., Ltd., Class H Shares	30,600	22,658

Total Transportation Infrastructure		46,698

TOTAL INDUSTRIALS		942,241

INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 1.9%
Telefonaktiebolaget LM Ericsson, Class B Shares	7,690	79,680

Electronic Equipment, Instruments & Components - 2.6%
Ingenico SA	1,363	65,996
Murata Manufacturing Co., Ltd.	786	46,579

Total Electronic Equipment, Instruments & Components		112,575

IT Services - 4.7%
Accenture PLC, Class A Shares	990	63,855
Indra Sistemas SA	4,307	52,778
ITOCHU Techno-Solutions Corp.	1,803	80,707

Total IT Services		197,340

Software - 1.3%
Square Enix Co., Ltd.	2,708	56,863

TOTAL INFORMATION TECHNOLOGY		446,458

MATERIALS - 8.7%
Chemicals - 3.8%
Akzo Nobel NV	1,355	80,003
BASF SE	534	46,713
Symrise AG	1,198	34,672

Total Chemicals		161,388

Construction Materials - 1.5%
HeidelbergCement AG	1,020	61,740

Containers & Packaging - 1.7%
Rexam PLC	10,613	72,672

Metals & Mining - 1.7%
Barrick Gold Corp.	1,670	72,612

TOTAL MATERIALS		368,412

TELECOMMUNICATION SERVICES - 2.7%
Wireless Telecommunication Services - 2.7%
China Mobile Ltd., ADR	2,060	113,465

TOTAL COMMON STOCKS (Cost - $4,336,630)		4,233,921

PREFERRED STOCKS - 1.3%
CONSUMER DISCRETIONARY - 1.3%
Media - 1.3%
ProSiebenSat.1 Media AG (Cost - $44,722)	2,050	52,686

TOTAL INVESTMENTS - 101.2% (Cost - $4,381,352#)		4,286,607
Liabilities in Excess of Other Assets - (1.2)%		(49,477)

TOTAL NET ASSETS - 100.0%		$4,237,130

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS VARIABLE INTERNATIONAL ALL CAP OPPORTUNITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
Strip VVPR	— Verminderde Voorheffing Précompte Réduit (Belgium dividend coupon)

Summary of Investments by Country †

United Kingdom	18.6%
France	12.8
Germany	11.6
Japan	9.9
Switzerland	6.0
Hong Kong	5.3
Canada	5.3
Sweden	5.0
Ireland	4.2
Spain	3.8
Australia	3.2
Netherlands	2.9
Israel	2.0
Norway	2.0
Mexico	1.6
China	1.3
Italy	1.2
Luxembourg	1.2
Denmark	1.1
Belgium	0.4
Greece	0.3
Cayman Islands	0.3

100.0%

†	As a percentage of total investments. Please note that Portfolio holdings are as of March 31, 2012 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Global Currents Variable International All Cap Opportunity Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Board of Trustees of the Portfolio had determined that it was in the best interests of the Portfolio and its shareholders to terminate and wind up the Portfolio. The Portfolio ceased operations on April 30, 2012. Each shareholder who remained in the Portfolio received a liquidating distribution equal to the aggregate net asset value of the shares of the Portfolio that such shareholder then held.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedule of Investments (unaudited) (continued)

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$4,233,921	—	—	$4,233,921
Preferred stocks†	52,686	—	—	52,686

Total investments	$4,286,607	—	—	$4,286,607

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Investments in Securities	Consumer Staples
Balance as of December 31, 2011	$3
Accrued premium/discounts	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)[1]	5
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3[2]	(8)
Balance as of March 31, 2012	$—
Net change in unrealized appreciation (depreciation) for investments in securities
still held at March 31, 2012	—

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$433,271
Gross unrealized depreciation	(528,016)

Net unrealized depreciation	$(94,745)

4. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2012, the Portfolio did not invest in any derivative instruments.

5. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 29, 2012

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 29, 2012